Business and Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization
Business and Organization
NRFC Sub‑REIT Corp. (the “Company”), a Maryland Corporation, is the entity through which NorthStar Realty Finance Limited Partnership (“NRFLP”), conducts substantially all of its business and owns (either directly or through subsidiaries) substantially all of the assets of NorthStar Realty Finance Corp. (“NRF”) an internally‑managed real estate investment trust (“REIT”). NRFLP owns 100% of the common shares and 80% of the preferred shares of the Company.
The proceeds from NRF’s public issuances of common and preferred stock are distributed to NRFLP in the form of common and preferred units and to the Company as capital contributions. In addition, the amortization of equity‑based compensation related to limited partnership interests in NRFLP which are structured as profits interests (“LTIP Units”) are treated as capital contributions.
On December 10, 2013, NRF announced that its board of directors unanimously approved a plan to spin‑off its asset management business into a separate publicly‑traded company in the form of a tax‑free distribution. In connection with the spin‑off, NRF formed NorthStar Asset Management Group Inc. (“NSAM”). Upon completion of the spin-off, NRF will be externally managed by an affiliate of NSAM through a management contract with an initial term of 20 years. NSAM will also manage NRF’s sponsored non‑traded REITs: NorthStar Real Estate Income Trust, Inc. (“NorthStar Income”), NorthStar Healthcare Income, Inc. (“NorthStar Healthcare”) and NorthStar Real Estate Income II, Inc. (“NorthStar Income II”), collectively referred to as the Sponsored Companies. In addition, NSAM will own NorthStar Realty Securities, LLC (“NorthStar Securities”), a captive broker‑dealer platform and perform other asset management‑related services. The entities that manage the Sponsored Companies will become subsidiaries of NSAM as part of the spin‑off. The spin-off is expected to be completed on or about June 30, 2014.
All references herein to the Company refer to NRFC Sub‑REIT Corp. and its consolidated subsidiaries, collectively, unless the context otherwise requires.

Business and Organization
NRFC Sub-REIT Corp. (the “Company”), a Maryland Corporation, is the entity through which NorthStar Realty Finance Limited Partnership (“NRFLP”), conducts substantially all of its business and owns (either directly or through subsidiaries) substantially all of the assets of NorthStar Realty Finance Corp. (“NRF”) an internally managed real estate investment trust (“REIT”). NRFLP owns 100% of the common shares and 80% of the preferred shares of the Company.
The proceeds from NRF’s public issuances of common and preferred stock are distributed to NRFLP in the form of common and preferred units and to the Company as capital contributions. In addition, the amortization of equity-based compensation related to limited partnership interests in NRFLP which are structured as profits interests (“LTIP Units”) are treated as capital contributions.
On December 10, 2013, NRF announced that its board of directors unanimously approved a plan to spin‑off its asset management business into a separate publicly‑traded company in the form of a tax‑free distribution. In connection with the spin-off, NRF formed NorthStar Asset Management Group Inc. (“NSAM”). Upon completion of the spin-off, NRF will be externally managed by an affiliate of NSAM through a management contract with an initial term of 20 years. NSAM will also manage NRF’s sponsored non‑traded REITs: NorthStar Real Estate Income Trust, Inc. (“NorthStar Income”), NorthStar Healthcare Income, Inc. (“NorthStar Healthcare”) and NorthStar Real Estate Income II, Inc. (“NorthStar Income II”), collectively referred to as the Sponsored Companies. In addition, NSAM will own NorthStar Realty Securities, LLC (“NorthStar Securities”), a captive broker-dealer platform and perform other asset management‑related services. The entities that manage the Sponsored Companies will become subsidiaries of NSAM as part of the spin-off. The spin-off is expected to be completed on or about June 30, 2014.
All references herein to the Company refer to NRFC Sub‑REIT Corp. and its consolidated subsidiaries, collectively, unless the context otherwise requires.